(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2023
(Loss)/Earnings Per Share
(Loss)/Earnings Per Share

21. (Loss)/Earnings Per Share

Basic and diluted net (loss)/earnings per share have been calculated in accordance with ASC 260 for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
Numerator:
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	(321,455)	(2,012,215)	11,704,133
Dilution effect arising from convertible debt	—	—	32,657
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net (loss)/earnings per share	(321,455)	(2,012,215)	11,736,790

Denominator:
Weighted average ordinary shares outstanding—basic	1,853,320,448	1,941,230,998	1,967,863,759
Effects of dilutive securities
Options and RSUs	—	—	86,651,528
Convertible debt	—	—	60,861,105
Weighted average ordinary shares outstanding—diluted	1,853,320,448	1,941,230,998	2,115,376,392

Basic net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(0.17)	(1.04)	5.95
Diluted net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(0.17)	(1.04)	5.55

For the years ended December 31, 2021, 2022 and 2023, the Company had ordinary equivalent shares, including options and RSUs granted and convertible debt issued (shares subject to conversion) in April 2021 (Note 14). As the Group incurred a loss for the years ended December 31, 2021 and 2022, these ordinary equivalent shares were determined to be anti-dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of options and RSUs granted, and convertible debt (shares subject to conversion) excluded from the calculation of diluted loss per share of the Company were 72,791,430 and 44,853,801 for the year ended December 31, 2021 and 91,499,552 and 60,861,105 for the year ended December 31, 2022, respectively.